Hedging Financial Instruments - Summary of Hedging Instrument (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	$ (2)	$ 1	$ (2)
Accumulated Gain or Loss on Hedging Instruments in Other Equity Continuing Hedges	2	0	1
Accumulated Gain or Loss on Hedging Instruments in Other Equity Hedge Accounting No Longer Applied	$ 0	$ 0	$ 0
Foreign currency risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	NT$/EUR	NT$/EUR	NT$/EUR
Contract Amount	$ 201	$ 84	$ 172	€ 6	€ 2	€ 5
Maturity Period	2021.03	2020.03	2019.03
Forward Rate	34.45	33.66	34.98
Carrying Amount of Asset	$ 2	$ 0	$ 1
Carrying Amount of Liability	0	0	0
Change in Fair Values of Hedging Instruments Used for Calculating Hedge Ineffectiveness	$ 2	$ (1)	$ 2